PREPAID EXPENSES AND OTHER ASSETS, NET (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses, gross	$ 107,444	$ 3,161
Allowance for doubtful accounts	0	0
Prepaid expenses	107,444	3,161
Other Receivables [Member]
Prepaid expenses, gross	107,444	3,161
Other Prepaids [Member]
Prepaid expenses, gross	$ 0	$ 0